Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting
Segment Reporting

	As of December 31, 2015
	Retail	Wholesale	Treasury	Subsidiaries (*)	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	840,451	355,783	27,942	(6,555)	1,217,621	10,667		1,228,288
Net fees and commissions income	156,936	43,853	(2,163)	116,145	314,771	(8,792)		305,979
Other operating income	25,199	64,861	10,355	24,805	125,220	1,996		127,216

Total operating revenue	1,022,586	464,497	36,134	134,395	1,657,612	3,871	(1)	1,661,483
Provisions for loan losses	(229,669)	(73,510)	—	117	(303,062)	56,840	(2)	(246,222)
Depreciation and amortization	(21,310)	(5,364)	(267)	(2,596)	(29,537)	(2,285)	(3)	(31,822)
Other operating expenses	(471,529)	(138,638)	(4,770)	(93,021)	(707,958)	13,502	(4)	(694,456)
Income attributable to associates	2,521	716	34	401	3,672	(429)		3,243

Income before income taxes	302,599	247,701	31,131	39,296	620,727	71,499		692,226
Income taxes					(61,730)	(20,591)	(5)	(82,321)

Income after income taxes					558,997	50,908		609,905

Assets	14,350,327	11,926,049	4,383,945	520,385	31,180,706	(252,302)		30,928,404
Current and deferred taxes					223,019	(93,827)		129,192

Total assets					31,403,725	(346,129)	(6)	31,057,596

Liabilities	9,726,286	9,934,304	8,605,278	373,056	28,638,924	(781,367)		27,857,557
Current and deferred taxes					24,714	—		24,714

Total liabilities					28,663,638	(781,367)	(7)	27,882,271

(*) On December 30, 2016, the dissolution and merger of the subsidiary Promarket S.A. was announced. As such, and for the purpose of adequate comparison in this disclosure, the amounts for the retail segment for the year 2015 have been restated.

Reclassifications and adjustments to conform IFRS

(1)

The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(11,257).  The total effect of IFRS adjustments is MCh$15,128 which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$56,840, which mainly stems from differing allowances for loan losses.

(3)	The total effect relates to IFRS adjustments of MCh$(2,285), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.

(4)

The total effect due to the elimination adjustments to conform other operating expenses is MCh$11,257.  The total effect of IFRS adjustments is MCh$2,245, which represents reversal of write-offs of assets received in lieu of payments.

(5)	The total effect relates to IFRS adjustments of MCh$(20,591), which stems from deferred taxes.

(6)

The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(147,013).  The total effect of IFRS adjustments in assets is MCh$(199,116), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects.

(7)

The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(147,013).  The total effect of IFRS adjustments in liabilities is MCh$(634,354), which mainly stems from provision for minimum dividends and differing allowances for loan losses.

	As of December 31, 2016
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	873,669	346,829	4,207	(4,337)	1,220,368	6,365		1,226,733
Net fees and commissions income	170,529	42,202	(2,473)	121,383	331,641	(10,370)		321,271
Other operating income	93,135	33,322	44,754	23,923	195,134	(25,579)		169,555

Total operating revenue	1,137,333	422,353	46,488	140,969	1,747,143	(29,584)	(1)	1,717,559
Provisions for loan losses	(301,491)	(8,243)	—	(1)	(309,735)	50,472	(2)	(259,263)
Depreciation and amortization	(25,229)	(4,912)	(172)	(2,976)	(33,289)	(2,286)	(3)	(35,575)
Other operating expenses	(504,041)	(152,859)	(5,596)	(104,847)	(767,343)	15,871	(4)	(751,472)
Income attributable to associates	3,078	914	79	442	4,513	(499)		4,014

Income before income taxes	309,650	257,253	40,799	33,587	641,289	33,974		675,263
Income taxes					(89,040)	(11,172)	(5)	(100,212)

Income after income taxes					552,249	22,802		575,051

Assets	15,198,634	11,526,685	4,121,333	535,727	31,382,379	(208,655)		31,173,724
Current and deferred taxes					288,370	(104,790)		183,580

Total assets					31,670,749	(313,445)	(6)	31,357,304

Liabilities	10,234,712	10,277,326	7,880,847	390,453	28,783,338	(733,708)		28,049,630
Current and deferred taxes					—	—		—

Total liabilities					28,783,338	(733,708)	(7)	28,049,630

Reclassifications and adjustments to conform IFRS

(1)

The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(12,349).  The total effect of IFRS adjustments is MCh$(17,235) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$50,472, which mainly stems from differing allowances for loan losses.

(3)	The total effect relates to IFRS adjustments of MCh$(2,286), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.

(4)

The total effect due to the elimination adjustments to conform other operating expenses is MCh$12,349. The total effect of IFRS adjustments is MCh$3,522, which represents reversal of write-offs of assets received in lieu of payments.

(5)	The total effect relates to IFRS adjustments of MCh$(11,172), which stems from deferred taxes.

(6)

The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(137,201). The total effect of IFRS adjustments in assets is MCh$(176,244), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects.

(7)

The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(137,201). The total effect of IFRS adjustments in liabilities is MCh$(596,507), which mainly stems from provision for minimum dividends and differing allowances for loan losses.

	As of December 31, 2017
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	Reclassifications and adjustments to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	914,395	321,178	(3,772)	(4,336)	1,227,465	7,230		1,234,695
Net fees and commissions income	184,045	43,447	(4,306)	135,987	359,173	(11,499)		347,674
Other operating income	36,003	35,201	38,931	26,884	137,019	(31,846)		105,173

Total operating revenue	1,134,443	399,826	30,853	158,535	1,723,657	(36,115)	(1)	1,687,542
Provisions for loan losses	(256,262)	21,415	—	(135)	(234,982)	13,727	(2)	(221,255)
Depreciation and amortization	(27,676)	(4,540)	(141)	(2,894)	(35,251)	(2,285)	(3)	(37,536)
Other operating expenses	(507,913)	(153,218)	(5,022)	(102,281)	(768,434)	21,614	(4)	(746,820)
Income attributable to associates	4,006	1,339	161	551	6,057	(546)		5,511

Income before income taxes	346,598	264,822	25,851	53,776	691,047	(3,605)		687,442
Income taxes					(115,034)	(327)	(5)	(115,361)

Income after income taxes					576,013	(3,932)		572,081

Assets	16,099,926	10,558,278	5,469,829	637,860	32,765,893	(388,753)		32,377,140
Current and deferred taxes					290,432	(106,135)		184,297

Total assets					33,056,325	(494,888)	(6)	32,561,437

Liabilities	10,380,250	10,272,607	8,815,056	479,244	29,947,157	(934,521)		29,012,636
Current and deferred taxes					3,453	—		3,453

Total liabilities					29,950,610	(934,521)	(7)	29,016,089

Reclassifications and adjustments to conform IFRS

(1)

The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,387).  The total effect of IFRS adjustments is MCh$(21,728) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$13,727, which mainly stems from differing allowances for loan losses.

(3)	The total effect relates to IFRS adjustments of MCh$(2,285), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.

(4)

The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,387. The total effect of IFRS adjustments is MCh$7,227, which represents reversal of write-offs of assets received in lieu of payments.

(5)	The total effect relates to IFRS adjustments of MCh$(327), which stems from deferred taxes.

(6)

The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(232,137). The total effect of IFRS adjustments in assets is MCh$(262,751), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects.

(7)

The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(232,137). The total effect of IFRS adjustments in liabilities is MCh$(702,384), which mainly stems from provision for minimum dividends and differing allowances for loan losses.